Material Accounting Policies - Schedule of Consolidated Statement of Financial Position (Details) $ in Thousands	Dec. 31, 2023 MXN ($)
Restated [Member]
Current assets:
Prepaid expenses	$ 77,468	[1]
Total current assets	3,990,440
Right-of-use assets, net	361,561	[1]
Deferred income tax	527,929	[1]
Total non-current assets	7,103,271
Total assets	11,093,711	[1]
Current liabilities:
Lease liability	122,997	[1]
Total current liabilities	3,832,138
Non-current liabilities:
Lease liability	265,724	[1]
Total Non-current liabilities	5,798,734
Total liabilities	9,630,872	[1]
Stockholder’s equity
Retained earnings	1,178,724	[1]
Equity attributable to owners of the Group	1,464,472	[1]
Total stockholders’ equity	1,462,839	[1]
Total liabilities and stockholders’equity	11,093,711	[1]
Previously Presented [Member]
Current assets:
Prepaid expenses	79,115	[1]
Total current assets	3,992,087
Right-of-use assets, net	358,704	[1]
Deferred income tax	523,568	[1]
Total non-current assets	7,096,053
Total assets	11,088,140	[1]
Current liabilities:
Lease liability	117,094	[1]
Total current liabilities	3,826,235
Non-current liabilities:
Lease liability	255,882	[1]
Total Non-current liabilities	5,788,892
Total liabilities	9,615,127	[1]
Stockholder’s equity
Retained earnings	1,188,898	[1]
Equity attributable to owners of the Group	1,474,646	[1]
Total stockholders’ equity	1,473,013	[1]
Total liabilities and stockholders’equity	11,088,140	[1]
Difference [Member]
Current assets:
Prepaid expenses	(1,647)	[1]
Total current assets	(1,647)
Right-of-use assets, net	2,857	[1]
Deferred income tax	4,361	[1]
Total non-current assets	7,218
Total assets	5,571	[1]
Current liabilities:
Lease liability	5,903	[1]
Total current liabilities	5,903
Non-current liabilities:
Lease liability	9,842	[1]
Total Non-current liabilities	9,842
Total liabilities	15,745	[1]
Stockholder’s equity
Retained earnings	(10,174)	[1]
Equity attributable to owners of the Group	(10,174)	[1]
Total stockholders’ equity	(10,174)	[1]
Total liabilities and stockholders’equity	$ 5,571	[1]

[1]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.